UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Mangan & McColl Partners, LLC
               --------------------------------------------
Address:       Bank of America Corporate Center
               --------------------------------------------
               100 North Tryon Street, Suite 5130
               --------------------------------------------
               Charlotte, North Carolina   28202
               --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         ---------------------------------
Title:   Chief Financial Officer
         ---------------------------------
Phone:   (704) 376-0042
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg     Charlotte, North Carolina        February 10, 2006
------------------------   ---------------------------    ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                                     ----------------

Form 13F Information Table Entry Total:                       58
                                                     ----------------

Form 13F Information Table Value Total:              $   461,368
                                                      ---------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                                Form 13F Information Table

    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                               Investment
 Name of Issuer  Title of     CUSIP       Market               Sh/   Put/     Discretion        Other         Voting Authority
                  Class                   Value    Shares      Prn   Call  Sole Shared Other    Managers  Sole      Shared     None
----------------------------------------------------------------------------------------------------------------------------------
                                                                           (A)    (B)   (C)                (A)        (B)      (C)



ABGENIX
INC             COMMON       00339B107     8,811     410,000   SH            X                    N/A      410,000

ALTRIA
GROUP
INC             COMMON       02209S103    10,969     146,800   SH            X                    N/A      146,800

AMR
CORP-DEL        COMMON       001765106     3,668     165,000   SH            X                    N/A      165,000

ANTEON
INTL
CORP            COMMON       03674E108    11,957     220,000   SH            X                    N/A      220,000

ARAMARK
CORP            COMMON       038521100     4,167     150,000   SH            X                    N/A      150,000

ARDEN
REALTY
INC             COMMON       039793104    12,104     270,000   SH            X                    N/A      270,000

BANK OF
AMERICA
CORP            COMMON       060505104     9,230     200,000   SH            X                    N/A      200,000

BEAZER
HOMES
USA INC         COMMON       07556Q105     5,463      75,000   SH            X                    N/A       75,000

BURLINGTON
RESOURCES
INC             COMMON       122014103    16,809     195,000   SH            X                    N/A      195,000

CITIGROUP
INC             COMMON       172967101     9,706     200,000   SH            X                    N/A      200,000

COLONIAL
PROPERTIES
TRUST           COMMON       195872106     3,358      80,000   SH            X                    N/A       80,000

COMERICA
INC             COMMON       200340107     8,514     150,000   SH            X                    N/A      150,000

COMPUTER
SCIENCES
CORP            COMMON       205363104    10,128     200,000   SH            X                    N/A      200,000

DEVELOPERS
DIVERSIFIED
REA             COMMON       251591103     2,351      50,000   SH            X                    N/A       50,000

ENGINEERED
SUPPORT
SYS CO          COMMON       292866100    12,076     290,000   SH            X                    N/A      290,000

FOSTER
WHEELER
LTD             COMMON       G36535139     3,678     100,000   SH            X                    N/A      100,000

GENCORP
INC-W/RTS
TO PUR P        COMMON       368682100     3,284     185,000   SH            X                    N/A      185,000

GOODRICH
CORPORATION     COMMON       382388106     3,083      75,000   SH            X                    N/A       75,000

GTECH
HOLDINGS
CORP            COMMON       400518106     1,587      50,000   SH            X                    N/A       50,000

GUIDANT
CORP            COMMON       401698105    12,303     190,000   SH            X                    N/A      190,000





    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                               Investment
 Name of Issuer  Title of     CUSIP       Market               Sh/   Put/     Discretion        Other         Voting Authority
                  Class                   Value    Shares      Prn   Call  Sole Shared Other    Managers  Sole      Shared    None
----------------------------------------------------------------------------------------------------------------------------------
                                                                           (A)    (B)   (C)                (A)        (B)      (C)


HEALTH
NET INC         COMMON       42222G108     3,866      75,000   SH            X                    N/A       75,000

IDX
SYSTEMS
CORP            COMMON       449491109    16,254     370,000   SH            X                    N/A      370,000

IPAYMENT
INC             COMMON       46262E105    11,418     275,000   SH            X                    N/A      275,000

J C PENNEY
CO INC          COMMON       708160106    11,120     200,000   SH            X                    N/A      200,000

JER
INVESTORS
TRUST
INC             COMMON       46614H301       848      50,000   SH            X                    N/A       50,000

KILROY
REALTY
CORP            COMMON       49427F108     4,024      65,000   SH            X                    N/A       65,000

KNIGHT-
RIDDER
INC             COMMON       499040103     6,963     110,000   SH            X                    N/A      110,000

LA
QUINTA
CORP            COMMON       50419U202     7,241     650,000   SH            X                    N/A      650,000

MAYTAG
CORP            COMMON       578592107     7,259     385,700   SH            X                    N/A      385,700

MBNA
CORP            COMMON       55262L100    12,790     469,500   SH            X                    N/A      469,500

MERRILL
LYNCH &
CO INC          COMMON       590188108     8,466     125,000   SH            X                    N/A      125,000

MORGAN
STANLEY
DEAN
WITTER          COMMON       617446448     5,674     100,000   SH            X                    N/A      100,000

NEW
CENTURY
FINANCIAL       COMMON       6435EV108     2,345      65,000   SH            X                    N/A       65,000

NEXTEL
PARTNERS
INC CL A        COMMON       65333F107     4,191     150,000   SH            X                    N/A      150,000

NISOURCE
INC COM         COMMON       65473P105     7,823     375,000   SH            X                    N/A      375,000

NORTHWESTERN
CORP NEW        COMMON       668074305     2,684      86,400   SH            X                    N/A       86,400

PEP
BOYS-MANNY
MOE & JACK      COMMON       713278109       745      50,000   SH            X                    N/A       50,000

PRENTISS
PROPERTIES
TRUST           COMMON       740706106    24,408     600,000   SH            X                    N/A      600,000

REEBOK
INTERNATIONAL
LTD             COMMON       758110100    14,266     245,000   SH            X                    N/A      245,000






    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                               Investment
 Name of Issuer  Title of     CUSIP       Market               Sh/   Put/     Discretion        Other         Voting Authority
                  Class                   Value    Shares      Prn   Call  Sole Shared Other    Managers  Sole      Shared     None
----------------------------------------------------------------------------------------------------------------------------------
                                                                           (A)    (B)   (C)                (A)        (B)      (C)


RENAL
CARE
GROUP INC       COMMON       759930100    20,816     440,000   SH            X                    N/A      440,000

SERENA
SOFTWARE INC    COMMON       817492101     9,489     405,000   SH            X                    N/A      405,000

SHAW
GROUP INC       COMMON       820280105     3,054     105,000   SH            X                    N/A      105,000

SIMON
PROPERTY
GROUPINC        COMMON       828806109    10,920     142,500   SH            X                    N/A      142,500

SPANSION
INC CL A        COMMON       84649R101       697      50,000   SH            X                    N/A       50,000

TELEWEST
GLOBAL INC      COMMON       87956T107     9,766     410,000   SH            X                    N/A      410,000

TITAN
INTERNATIONAL
INC-IL          COMMON       88830M102     2,760     160,000   SH            X                    N/A      160,000

TOWN &
COUNTRY
TRUST           COMMON       892081100     1,352      40,000   SH            X                    N/A       40,000

UICI            COMMON       902737105    13,316     375,000   SH            X                    N/A      375,000

UNITED
STATES
STL CORP
NEW             COMMON       912909108    10,095     210,000   SH            X                    N/A      210,000

USG CORP
NEW $0.10
PAR             COMMON       903293405     8,450     130,000   SH            X                    N/A      130,000

VINTAGE
PETROLEUM
INC             COMMON       927460105    11,999     225,000   SH            X                    N/A      225,000

WASHINGTON
GROUP INTL
INC             COMMON       938862208     2,119      40,000   SH            X                    N/A       40,000

WASHINGTON
MUT
INC             COMMON       939322903     2,175      50,000   SH     CALL   X                    N/A       50,000

WENDYS
INTERNATIONAL
INC             COMMON       950590109     9,118     165,000   SH            X                    N/A      165,000

WESTCORP-CALIF  COMMON       957907108     4,330      65,000   SH            X                    N/A       65,000

WFS
FINANCIAL
INC             COMMON       92923B106    23,607     310,000   SH            X                    N/A      310,000

WILLIAMS
COMPANIES
INC             COMMON       969457100     4,634     200,000   SH            X                    N/A      200,000

YANKEE
CANDLE
INC             COMMON       984757104     7,040     275,000   SH            X                    N/A      275,000


                                         461,368  11,645,900                                            11,645,900